Taxes - Significant components of deferred tax assets (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Operating Loss Carryforwards [Line Items]
Valuation allowance	$ (73,633)	$ 0
Total net deferred tax assets		0
US
Operating Loss Carryforwards [Line Items]
Deferred tax assets	69,066	0
Canada
Operating Loss Carryforwards [Line Items]
Deferred tax assets	341	0
Singapore
Operating Loss Carryforwards [Line Items]
Deferred tax assets	$ 4,226	$ 0